Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Noncontrolling Interest	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2014	$ 232,043	$ 61,419	$ 26,480,240	$ 2,995,249	$ (53,761,626)	$ (23,992,675)
Beginning Balance, Shares at Dec. 31, 2014	4,343,000	4,094,618
Net loss (income)					(8,836,362)	(8,836,362)
Income attributable to the non controlling interest				17,440	(17,440)	0
Return of capital to noncontrolling member				(34,881)		(34,881)
Extinguishment of debt, Amount						0
Ending Balance, Amount at Dec. 31, 2015	$ 232,043	$ 61,419	26,481,240	2,977,808	(62,615,428)	(32,863,918)
Ending Balance, Shares at Dec. 31, 2015	4,343,000	4,094,618
Net loss (income)					(37,189,679)	(37,189,679)
Income attributable to the non controlling interest				7,097	(7,097)	0
Return of capital to noncontrolling member				(14,200)		(14,200)
Acquisition of 25% interest in Dolphin Kids Clubs LLC			(921,122)	(2,970,705)		(3,891,827)
Issuance of common stock during the period, Shares		375,143
Issuance of common stock during the period, Amount		$ 5,628	1,869,375			36,388,784
Extinguishment of debt, Shares		6,157,960
Extinguishment of debt, Amount		$ 92,369	37,190,455			37,282,824
Issuance of common stock for convertible debt, Shares		632,800
Issuance of common stock for convertible debt, Amount		$ 9,492	$ 3,154,508			$ 3,164,000
Preferred Stock deemed dividend related to exchange of Series A for Series B Preferred Stock	$ 1,000,000
Preferred Stock deemed dividend related to exchange of Series A for Series B Preferred Stock	100,000		(5,227,247)			(5,127,247)
Issuance of Series B Preferred, Shares	(3,300,000)	3,135,000
Issuance of Series B Preferred, Amount	$ (330,000)	$ 47,025	$ 6,223,222			$ 5,940,247
Retirement of Series A Preferred, Shares	(1,043,000)
Retirement of Series A Preferred, Amount	$ (1,043)		(1,041,957)			(1,043,000)
Ending Balance, Amount at Dec. 31, 2016	$ 1,000	$ 215,933	67,727,474	0	(99,812,204)	(31,867,797)
Ending Balance, Shares at Dec. 31, 2016	1,000,000	14,395,521
Net loss (income)					4,961,788	4,961,788
Issuance of common stock during the period, Shares		100,000
Issuance of common stock during the period, Amount		$ 1,500	498,500			500,000
Preferred Stock deemed dividend related to exchange of Series A for Series B Preferred Stock						0
Issuance of shares from exercise of Warrants J and K, Shares		2,340,000
Issuance of shares from exercise of Warrants J and K, Amount		$ 35,100	9,945,000			9,980,100
Issuance of shares related to acquisition of 42West, Shares		1,230,280
Issuance of shares related to acquisition of 42West, Amount		$ 18,455	15,012,312			15,030,767
Ending Balance, Amount at Mar. 31, 2017	$ 1,000	$ 270,988	$ 93,183,286	$ 0	$ (94,850,416)	$ (1,395,142)
Ending Balance, Shares at Mar. 31, 2017	1,000,000	18,065,801